Investment Agreement with Dutchess Opportunity Fund II, LP (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Common stock available for investment	$ 5,000,000
Common stock avaiable, shares	20,000,000
Aggregate net proceeds	$ 42,563
Share price	$ 0.01
Common stock issued for investment agreement, shares	4,174,963